LEGG MASON PARTNERS EQUITY TRUST

Legg Mason Partners Capital and Income Fund

(the “Fund”)

SUPPLEMENT DATED AUGUST 24, 2007

TO THE PROSPECTUS DATED APRIL 16, 2007 OF

THE FUND INDICATED BELOW

The following information supplements the Prospectus for the Fund listed below and supersedes any prior information:

The fixed-income portion of the below listed fund will be managed by a team of portfolio managers, sector specialists and other investment professionals led by the individuals listed below. The team is responsible for overseeing the day-to-day operation of the fixed income portion of the Fund. Portfolio manager biographical information follows.

Legg Mason Partners	S. Kenneth Leech / Stephen A. Walsh / Jeffrey D.
Capital and Income Fund	Van Schaick / Keith J. Gardner/ Detlev S. Schlichter

Please note that Robert Gendelman continues to serve as lead portfolio manager of the fund with portfolio management responsibility for overseeing the fund’s allocation between equity and fixed-income securities as well as the fund’s equity investments in general.

PORTFOLIO MANAGER BIOGRAPHICAL INFORMATION

S. Kenneth Leech

Mr. Leech is a portfolio manager with Western Asset Management Company (“Western Asset”) and has been employed as portfolio manager for Western Asset for at least the past five years.

Stephen A. Walsh

Mr. Walsh is a portfolio manager with Western Asset and has been employed as portfolio manager for Western Asset for at least the past five years.

Keith J. Gardner

Mr. Gardner is a portfolio manager/research analyst with Western Asset and has been employed as portfolio manager/research analyst for Western Asset for at least the past five years.

Jeffrey D. Van Schaick

Mr. Van Schaick is a portfolio manager/research analyst with Western Asset and has been employed as portfolio manager/research analyst for Western Asset for at least the past five years.

Detlev S. Schlichter

Mr. Schlichter is a portfolio manager with Western Asset Management Company Limited (“Western Asset Limited”) and has been employed as a portfolio manager with Western Asset Limited for at least the past five years.

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